Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES:
Rental and other property revenues	$ 1,057,053	$ 1,032,378	$ 1,029,269
Asset management and tax credit revenues	35,553	49,853	98,830
Total revenues	1,092,606	1,082,231	1,128,099
OPERATING EXPENSES:
Property operating expenses	480,727	482,490	494,063
Investment management expenses	14,487	15,779	24,784
Depreciation and amortization	408,240	412,259	361,661
Provision for operating real estate impairment losses	65	2,329
Provision for impairment losses on real estate development assets			91,138
General and administrative expenses	53,365	56,640	80,376
Other expenses, net	10,260	14,731	21,674
Restructuring costs		11,241	22,802
Total operating expenses	967,144	995,469	1,096,498
Operating income	125,462	86,762	31,601
Interest income	11,903	9,868	20,304
Provision for losses on notes receivable, net	(949)	(21,549)	(17,577)
Interest expense	(302,301)	(302,597)	(300,905)
Equity in losses of unconsolidated real estate partnerships	(23,112)	(11,401)	(4,736)
Gain on dispositions of unconsolidated real estate and other, net	10,675	21,570	97,403
Loss before income taxes and discontinued operations	(178,322)	(217,347)	(173,910)
Income tax benefit	17,456	18,487	56,953
Loss from continuing operations	(160,866)	(198,860)	(116,957)
Income from discontinued operations, net	72,101	154,880	744,745
Net (loss) income	(88,765)	(43,980)	627,788
Net loss (income) attributable to noncontrolling interests in consolidated real estate partnerships	13,301	(22,442)	(155,749)
Net (loss) income attributable to the Partnership	(75,464)	(66,422)	472,039
Net income attributable to the Partnership's preferred unitholders	(58,554)	(56,854)	(61,354)
Net income attributable to participating securities			(6,985)
Net (loss) income attributable to the Partnership's common unitholders	$ (134,018)	$ (123,276)	$ 403,700
Earnings (loss) per common unit - basic and diluted:
Loss from continuing operations attributable to the Partnership's common unitholders	$ (1.44)	$ (1.76)	$ (1.94)
Income from discontinued operations attributable to the Partnership's common unitholders	$ 0.37	$ 0.76	$ 6.05
Net (loss) income attributable to the Partnership's common unitholders	$ (1.07)	$ (1.00)	$ 4.11
Weighted average common units outstanding - basic and diluted	124,747	123,180	98,249